Leases	12 Months Ended
Mar. 31, 2026
Leases [Abstract]
LEASES

NOTE 6 — LEASES

Operating leases

The Company lease office for varying periods in Hong Kong. As the majority of the leases do not provide an implicit rate, the Company used an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments.

The Company’s lease agreements do not contain any material guarantees and restrictive covenants. The Company does not have any sublease activities. Short-term lease, defined as leases with initial term of 12 months or less, are reflected on the consolidated and combined balance sheets. For purposes of calculating lease liabilities for such leases, the Company have consolidated lease and non-lease components.

	Year ended March 31,
	2026	2025
	US$	US$
Operating lease expenses:
Amortization of right-of-use assets	171,543	157,428
Accretion of lease liabilities	12,780	15,870
Total operating lease expense	184,323	173,298

The Group has operating lease primarily for office space. The Group’s leases have remaining lease terms of serval months to five years.

	As of March 31,
	2026	2025
	US$	US$
Operating lease expenses:
Short term lease expenses	143,880	129,069
Total operating lease expenses	184,323	173,298
	328,203	302,367

The components of operating lease are as follows:

	As of March 31,
	2026	2025
	US$	US$
Right-of-use assets:
At the beginning of the year	328,203	302,367
Additions	-	180,208
Amortization for the year	(171,543)	(157,428)
Exchange adjustments	(2,832)	3,056
At the end of the year	153,828	328,203

	As of March 31,
	2026	2025
	US$	US$
Lease liabilities:
At the beginning of the year	327,283	299,086
New lease for the year	-	180,208
Repayments of principal portion of lease liabilities	(174,178)	(155,042)
Exchange adjustments	(2,810)	3,031
At the end of the year	150,295	327,283
	As of March 31,
	2026	2025
	US$	US$
Lease liabilities are classified as:
Current liabilities	135,073	175,315
Non-current liabilities	15,222	151,968
	150,295	327,283

Other information about the Company’s lease is as follows:

	Year ended March 31,
	2026	2025
	US$	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating lease	186,958	170,912
Right-of-use assets obtained in exchange for new operating lease liabilities	-	180,208
Weighted-average remaining lease term – operating	2 years	2 years
Weighted average discount rate – operating	5.625%	5.625%

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of March 31, 2025 and 2026:

	As of March 31,
	2026	2025
	US$	US$
Year ending March 31,
2026	-	188,178
2027	139,005	140,552
2028	15,317	15,488
Total undiscounted lease payments	154,322	344,218
Less: future finance charges	(4,027)	(16,935)
	150,295	327,283